Intangibles Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangibles Assets [Line Items]
INTANGIBLES ASSETS
4.    INTANGIBLE ASSETS
Intangible assets as of March 31, 2022 and December 31, 2021 consisted of the following:

		(in thousands)
As of March 31, 2022	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$255	$94	$161
Talent acquisition	2 - 3 years	872	244	628

Intangible assets, net		$1,127	$338	$789

		(in thousands)
As of December 31, 2021	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 - 3 years	1,653	1,051	602

Intangible assets, net		$1,864	$1,126	$738

Amortization expense totaled $0.1 million and $0.1 million for the three months ended March 31, 2022 and 2021, respectively.
The following table presents the estimated future amortization of intangible assets (in thousands):

(in thousands)
Years ending December 31,
2022 (remainder)	$344
2023	295
2024	149
2025	1

Total future amortization of amortizable intangible assets	$789

During the three months ended March 31, 2022, the Company removed $0.9 million of intangible assets that were fully amortized from intangible assets and accumulated amortization, and there was no gain or loss on the removal.
4.    INTANGIBLES ASSETS
Intangible assets as of December 31, 2021 and 2020 consisted of the following:

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2021
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602

Intangible assets, net		$1,864	$1,126	$738

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2020
Website development	3 years	$123	$15	$108
Talent acquisition	2 years	901	572	329

Intangible assets, net		$1,024	$587	$437

Amortization expense totaled $0.5 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively.
The following table presents the estimated future amortization of intangible assets (in thousands):

(in thousands)
Years ending December 31,
2022	$379
2023	265
2024	94

Total future amortization of amortizable intangible assets	$738